Retirement Plans - Components of Estimated Net Pension Plan (Income) Expense (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension expense (income)
Settlements			$ 0.0	$ 0.0	$ 95.7
Pension Plan
Pension expense (income)
Service cost					0.1
Interest cost	$ 2.7	$ 0.0	2.4	147.3	161.7
Expected return on assets	(4.0)	0.0	(4.1)	(210.7)	(224.5)
Amortization of actuarial loss	0.5	(0.2)	0.7	36.4	29.1
Settlements					95.7
Net periodic benefit (income) expense	$ (0.8)	$ (0.2)	(1.0)	(27.0)	62.1
Income allocated to RRD affiliates				25.2	31.0
Net periodic benefit (income) expense, net of allocation			$ (1.0)	$ (1.8)	$ 93.1
Weighted average assumption used to calculate net periodic benefit expense:
Discount rate			3.70%	4.20%	5.00%
Expected return on plan assets			7.30%	7.50%	7.80%